Document and Entity Information	Jan. 30, 2024
Prospectus:
Document Type	497
Document Period End Date	Jan. 30, 2024
Entity Registrant Name	Investment Managers Series Trust II
Entity Central Index Key	0001587982
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 30, 2024
Document Effective Date	Jan. 30, 2024
Prospectus Date	Jan. 30, 2024
ACR Multi-Strategy Quality Return (MQR) Fund | Class I Shares
Prospectus:
Trading Symbol	MQRIX